Summary of Significant Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2014
Summary of Significant Accounting Policies
Schedule of sales to customers or customer groups representing greater than 10 percent of net sales
	2014	2013	2012
Nordstrom, Inc.	39.6%	25.0%	0.0%
Macy's Inc.	9.8%	14.0%	0.0%

*	Less than 10%.